Fair Value Measurement (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fair Value Measurement [Abstract]
Total carrying amount		$ 22,260
Written down of fair value		$ 18,340
Impairment charge	$ 3,920